Income taxes (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Expense
Income tax expense is comprised of the following:

	Fiscal year ended March 31,
	2023		2024		2025		2025
	(In millions)
Current tax expense	Rs.	156,782.9	Rs.	140,308.9	Rs.	199,251.5	US$	2,332.3
Deferred tax expense/ (benefit)		12,280.9		(57,133.2)		(15,613.6)		(182.8)
Interest on income tax refund		(2,946.4)		(5,348.6)		(8,623.0)		(100.9)

Income tax expense	Rs.	166,117.4	Rs.	77,827.1	Rs.	175,014.9	US$	2,048.6

Reconciliation of Income Taxes at Indian Statutory Income Tax Rate to Income Tax Expense as Reported
A reconciliation of taxes at the Indian statutory income tax rate, the income tax rate of the Bank’s country of domicile, to income tax expense as reported is as follows:

	Fiscal year ended March 31,
	2023		2024		2025	2025
	(In millions)
Income before income tax expense	Rs.	662,381.8	Rs.	705,459.0	Rs. 861,546.2	US$	10,084.5
Statutory income tax rate		25.17%		25.17%	25.17%		25.17%
Expected income tax expense		166,708.3		177,549.9	216,833.8		2,538.1
Adjustments to reconcile expected income tax to actual tax expense
Interest on income tax refund		(2,204.9)		(4,125.0)	(6,452.8)		(75.5)
Stock-based compensation		1,645.9		(10,645.6)	1,427.1		16.7
Income subject to rates other than the statutory income tax rate		(6.8)		(1,262.0)	(910.8)		(10.7)
Remeasurement of deferred taxes for investment in subsidiaries and affiliates		—		—	(11,503.2)		(134.6)
Special reserve deduction		—		(5,143.2)	(8,053.7)		(94.3)
Unrecognized tax benefit of earlier years including consequential tax credit pursuant to favourable orders received recognised		—		(80,874.4)	(16,515.6)		(193.3)
Other, net		(25.1)		2,327.4	190.1		2.2

Income tax expense	Rs.	166,117.4	Rs.	77,827.1	Rs. 175,014.9	US$	2,048.6

Tax Effects of Significant Temporary Differences
The tax effects of significant temporary differences are as follows:

	As of March 31,
	2024		2025		2025
	(In millions)
Tax effect of:
Deductible temporary differences:
Allowance for credit losses	Rs.	43,093.6	Rs.	69,769.8	US$	816.7
Investments		7,704.7		235.4		2.8
Lease liabilities		32,034.7		37,099.8		434.3
Undistributed policyholders earnings account		—		32,960.6		385.8
Employee benefits		4,632.2		4,062.2		47.6
Borrowings		10,714.9		10,468.3		122.5
Stock based compensation		20,166.2		19,009.0		222.5
Others		320.1		734.9		8.6

Deferred tax asset		118,666.4		174,340.0		2,040.8

Taxable temporary differences:
ROU Asset		32,009.3		37,087.5		434.1
Property, plant and equipments		—		5,795.7		67.8
Loan origination cost		7,541.1		9,992.1		117.0
Intangible assets		313,272.2		306,920.5		3,592.7
Investments		53,998.2		92,614.8		1,084.1
Liabilities on policies in force		—		26,315.8		308.0
Others		—		9,438.9		110.5

Deferred tax liability		406,820.8		488,165.3		5,714.2

Net deferred tax asset/ (liability)	Rs.	(288,154.4)	Rs.	(313,825.3)	US$	(3,673.4)

Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	Fiscal year ended March 31,
	2023		2024		2025		2025
	(In millions)
Opening balance	Rs.	46,774.3	Rs.	48,792.1	Rs.	22,042.3	US$	258.0
Increase related to acquisition of eHDFC		—		52,980.5		—		—
Decrease related to prior year tax positions		—		(80,874.4)		(16,515.6)		(193.3)
Increase related to current year tax positions		2,017.8		1,144.1		1,190.6		13.9

Closing balance	Rs.	48,792.1	Rs.	22,042.3	Rs.	6,717.3	US$	78.6